Expense Example - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund - Fidelity Risk Parity Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 76
3 years	255
5 years	453
10 years	$ 1,025